Expense Example {- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-33 - Franklin Mutual Quest Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 652
3 years	869
5 years	1,103
10 years	1,773
Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	2,127
Class R
Expense Example:
1 year	133
3 years	415
5 years	718
10 years	1,579
Class R6
Expense Example:
1 year	77
3 years	248
5 years	435
10 years	974
Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002